Current and long-term debt - $116.0 million Sale and Leaseback (Details)	1 Months Ended
	Apr. 30, 2020 USD ($) vessel	Aug. 31, 2018 USD ($) tanker	Jan. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,415,326,000		$ 2,552,473,000
$116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 116,000,000
Borrowings		$ 114,800,000		$ 103,800,000		$ 106,000,000.0
Sale leaseback transaction, term		7 years
Sale leaseback, option to purchase period		3 years
Minimum ratio for fair value of vessels		111.00%
Installation of scrubbers | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,900,000		$ 5,700,000
Sale leaseback transaction, term	3 years
Finance lease daily rate per vessel	$ 1,910
Increase (decrease) in net investment in finance lease	$ 1,900,000
Vessels [member] | Installation of scrubbers | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	4		1
STI Gramercy and STI Queens [Member] | MR [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 23,800,000
Finance lease daily rate per vessel		$ 7,935
STI Oxford and STI Selatar [Member] | LR2 [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 33,700,000
Finance lease daily rate per vessel		$ 11,040